                                ReliaStar Life Insurance Company of New York
                                               and its Separate Account NY-B

                          ING Rollover ChoiceSM – NY Variable Annuity Contracts

                                     Supplement dated September 24, 2007 to the Contract Prospectus dated September 6, 2007, as amended

The following information updates and amends certain information contained in your variable annuity
Contract Prospectus. Please read it carefully and keep it with your current variable annuity Contract
Prospectus for future reference.

Effective September 17, 2007, the contract is no longer available for new issue as a tax deferred annuity under Tax Code section 403(b).

X.139695-07	September 2007